Annual Total Returns (Vanguard Long-Term Government Bond Index Fund - Institutional Shares Institutional) (Vanguard Long-Term Government Bond Index Fund, Vanguard Long-Term Government Bond Index Fund - Institutional Shares)
12 Months Ended
Aug. 31, 2014
Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Institutional Shares
Annual Total Return
2013	(12.73%)
2012	3.52%
2011	28.94%